Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net loss		$ (323,233)
Denominator:
Basic and diluted weighted average shares outstanding		16,776,099
Basic and diluted net loss per common share		$ (0.02)
Class B [Member]
Numerator:
Allocation of net loss	$ (1,893)	$ (82,793)
Denominator:
Basic and diluted weighted average shares outstanding	3,750,000	4,297,047
Basic and diluted net loss per common share	$ 0	$ (0.02)